PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2014
Post-retirement benefit obligation
Schedule of expected benefit payments

As of December 31, 2014, benefit payments expected to be paid over the next ten years are outlined in the following table:

		Other
	Pension	Post-retirement
(In thousands)	Plans	Plans
2015	$23,180	$3,771
2016	23,464	3,906
2017	23,484	3,248
2018	23,421	3,119
2019	23,482	3,136
2020 - 2024	116,982	14,189

Defined Benefit Plans
Post-retirement benefit obligation
Summary of change in benefit obligation, plan assets and funded status of the Retirement Plan, SureWest Plan and Supplemental Plans

(In thousands)	2014	2013
Change in benefit obligation
Benefit obligation at the beginning of the year	$337,343	$379,528
Service cost	560	743
Interest cost	16,295	15,307
Actuarial loss (gain)	48,620	(34,315)
Benefits paid	(21,630)	(21,559)
Plan change	—	(2,361)

Benefit obligation at the end of the year	$381,188	$337,343

(In thousands)	2014	2013
Change in plan assets
Fair value of plan assets at the beginning of the year	$292,188	$262,778
Employer contributions	11,112	11,480
Actual return on plan assets	15,448	39,489
Benefits paid	(21,630)	(21,559)

Fair value of plan assets at the end of the year	$297,118	$292,188

Funded status at year end	$(84,070)	$(45,155)

Schedule of amounts recognized in the consolidated balance sheets
(In thousands)	2014	2013
Current liabilities	$(246)	$(254)
Long-term liabilities	$(83,824)	$(44,901)

Schedule of amounts recognized in accumulated other comprehensive loss
(In thousands)	2014	2013
Unamortized prior service credit	$(3,969)	$(4,426)
Unamortized net actuarial loss	66,561	10,302

	$62,592	$5,876

Schedule of the components of net periodic pension cost recognized in the consolidated statements of income

(In thousands)	2014	2013	2012
Service cost	$560	$743	$1,184
Interest cost	16,295	15,307	13,620
Expected return on plan assets	(23,106)	(20,654)	(14,728)
Amortization of:
Net actuarial loss	20	3,652	2,518
Prior service credit	(457)	(457)	(282)

Net periodic pension (benefit) cost	$(6,688)	$(1,409)	$2,312

Summary of changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effects

(In thousands)	2014	2013
Actuarial loss (gain), net	$56,279	$(53,149)
Recognized actuarial loss	(20)	(3,652)
Prior service credit	—	(2,361)
Recognized prior service credit	457	457

Total amount recognized in other comprehensive loss, before tax effects	$56,716	$(58,705)

Schedule of weighted-average discount rate assumptions used to determine benefit obligations and net periodic pension benefit cost

	2014	2013	2012
Discount rate - net periodic benefit cost	4.97%	4.20%	5.00%
Discount rate - benefit obligation	4.27%	4.97%	4.20%
Expected long-term rate of return on plan assets	8.00%	8.00%	7.70%
Rate of compensation/salary increase	1.75%	1.75%	1.50%

Schedule of fair values of assets for the entity's defined benefit pension plans

		As of December 31, 2014
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$7,634	$1,370	$6,264	$—

Equities:
Stocks:
U.S. common stocks	29,338	29,338	—	—
International stocks	9,459	9,459	—	—
Funds:
U.S. small cap	11,224	—	11,224	—
U.S. mid cap	8,890	8,890	—	—
U.S. large cap	26,081	10,212	15,869	—
Emerging markets	22,662	14,838	7,824	—
International	64,748	49,334	15,414	—

Fixed Income:
U.S. treasury and government agency securities	16,707	7,996	8,711	—
Corporate and municipal bonds	6,950	—	6,950	—
Mortgage/asset-backed securities	7,247	—	7,247	—
Common Collective Trust	62,507	—	62,507	—
Mutual funds	26,964	26,964	—	—

Total investments	$300,411	$158,401	$142,010	$—

Other liabilities (2)	(3,293)

Net plan assets	$297,118

		As of December 31, 2013
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$4,708	$2,835	$1,873	$—

Equities:
Stocks:
U.S. common stocks	38,463	38,463	—	—
International stocks	10,198	10,198	—	—
Funds:
U.S. small cap	15,181	—	15,181	—
U.S. mid cap	9,215	9,215	—	—
U.S. large cap	34,535	11,101	23,434	—
Emerging markets	20,225	12,855	7,370	—
International	60,416	44,132	16,284	—

Fixed Income:
U.S. treasury and government agency securities (3)	19,012	11,063	7,949	—
Corporate and municipal bonds	8,624	—	8,624	—
Mortgage/asset-backed securities	8,116	—	8,116	—
Common Collective Trust	17,398	—	17,398	—
Mutual funds	46,097	46,097	—	—

Total	$292,188	$185,959	$106,229	$—

(1)

Short-term investments includes cash and cash equivalents and an investment in a common collective trust which is principally comprised of certificates of deposit, commercial paper and U.S. Treasury bills with maturities less than one year.

(2)	Net amount due for securities purchased and sold.

(3)

During 2014, we determined that certain government agency securities more appropriately aligned with the Level 2 classification of the fair value hierarchy.  Accordingly, we have reclassified these securities from Level 1 to Level 2 as of December 31, 2013.

Post-retirement Benefit Obligations
Post-retirement benefit obligation
Summary of change in benefit obligation, plan assets and funded status of the Retirement Plan, SureWest Plan and Supplemental Plans

(In thousands)	2014	2013
Change in benefit obligation
Benefit obligation at the beginning of the year	$35,093	$43,906
Service cost	479	925
Interest cost	1,565	1,575
Plan participant contributions	694	757
Actuarial loss (gain)	461	(9,552)
Benefits paid	(3,434)	(3,966)
Amendments	(5,980)	1,448
Acquisition	13,257	—

Benefit obligation at the end of the year	$42,135	$35,093

(In thousands)	2014	2013
Change in plan assets
Fair value of plan assets at the beginning of the year	$3,575	$3,410
Employer contributions	2,740	2,772
Plan participant’s contributions	694	757
Actual return on plan assets	(246)	602
Benefits paid	(3,434)	(3,966)

Fair value of plan assets at the end of the year	$3,329	$3,575

Funded status at year end	$(38,806)	$(31,518)

Schedule of amounts recognized in the consolidated balance sheets
(In thousands)	2014	2013
Current liabilities	$(2,734)	$(2,429)
Long-term liabilities	$(36,072)	$(29,089)

Schedule of amounts recognized in accumulated other comprehensive loss
(In thousands)	2014	2013
Unamortized prior service cost (credit)	$(5,759)	$183
Unamortized net actuarial loss (gain)	(6,375)	(7,868)

	$(12,134)	$(7,685)

Schedule of the components of net periodic pension cost recognized in the consolidated statements of income

(In thousands)	2014	2013	2012
Service cost	$479	$925	$811
Interest cost	1,565	1,575	1,756
Expected return on plan assets	(223)	(233)	(105)
Amortization of:
Net actuarial loss (gain)	(563)	—	—
Prior service credit	(37)	(180)	(189)

Net periodic postretirement benefit cost	$1,221	$2,087	$2,273

Summary of changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effects

(In thousands)	2014	2013
Actuarial loss (gain), net	$931	$(9,922)
Recognized actuarial gain	563	—
Prior service cost (credit)	(5,980)	1,448
Recognized prior service credit	37	180

Total amount recognized in other comprehensive loss, before tax effects	$(4,449)	$(8,294)

Schedule of weighted-average discount rate assumptions used to determine benefit obligations and net periodic pension benefit cost
	2014	2013	2012
Net periodic benefit cost	4.55%	4.00%	5.00%
Benefit obligation	4.11%	4.40%	3.90%

Schedule of a one percent change in the assumed healthcare cost trend rate
(In thousands)	1% Increase	1% Decrease
Effect on total of service and interest cost	$150	$(132)
Effect on postretirement benefit obligation	$2,414	$(2,136)

Schedule of fair values of assets for the entity's defined benefit pension plans

		As of December 31, 2014
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$97	$17	$80	$—

Equities:
U.S. common stocks	372	372	—	—
International stocks	120	120	—	—
Funds:
U.S. small cap	142	—	142	—
U.S. mid cap	113	113	—	—
U.S. large cap	330	129	201	—
Emerging markets	287	188	99	—
International	821	625	196	—

Fixed Income:
U.S. treasury and government agency securities	212	102	110	—
Corporate and municipal bonds	88	—	88	—
Mortgage/asset-backed securities	92	—	92	—
Common Collective Trust	792	—	792	—
Mutual funds	342	342	—	—

Total investments	$3,808	$2,008	$1,800	$—

Benefit payments payable	(438)
Other liabilities (2)	(41)

Net plan assets	$3,329

		As of December 31, 2013
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$89	$89	$—	$—

Equities:
U.S. common stocks	592	592	—	—
Funds:
U.S. small cap	215	—	215	—
U.S. large cap	638	—	638	—
Emerging markets	263	—	263	—
International	938	357	581	—

Fixed Income:
U.S. treasury and government agency securities (3)	678	394	284	—
Corporate and municipal bonds	308	—	308	—
Mortgage/asset-backed securities	289	—	289	—

Total investments	$4,010	$1,432	$2,578	$—

Benefit payments payable	(434)

Net plan assets	$3,576

(1)

Short-term investments includes cash and cash equivalents and an investment in a common collective trust which is principally comprised of certificates of deposit, commercial paper and U.S. Treasury bills with maturities less than one year.

(2)	Net amount due for securities purchased and sold.

(3)

During 2014, we determined that certain government agency securities more appropriately aligned with the Level 2 classification of the fair value hierarchy.  Accordingly, we have reclassified these securities from Level 1 to Level 2 as of December 31, 2013.